LIABILITY UNDER LINE OF CREDIT (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit		$ 872,765	$ 874,228
Prepaid Farmland Lease [Member]
Line of Credit		1,404,840
Purchase Agreement [Member] | Changzhou Jufeel [Member]
Repayment of loan		$ 874,228	874,228
Monthly interest			$ 4,297
Credit Facility Agreement [Member] | Pledged [Member]
Line of Credit	$ 1,404,840
Credit Facility Agreement [Member] | Jiangnan Rural Commercial Bank [Member]
Line of Credit	$ 1,756,047
Line of credit facility description	term from September 2018 to September 2021
Loan principal amount	$ 874,228
Interest rate	6.00%
Loan period	September 2018 to September 2019
Line of credit term	3 years